Notes Payable – Related Party (Details)		9 Months Ended		12 Months Ended
	Aug. 01, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 RUB (₽)	Dec. 31, 2021 USD ($)	Oct. 01, 2022 USD ($)	Jun. 01, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 09, 2022	Oct. 01, 2021 USD ($)
Notes Payable – Related Party (Details) [Line Items]
Related party loans										$ 155,530
Interest rate									9.00%
Accrued interest								$ 53,000
Payment of accrued interest	$ 49,000
Debt instrument payment				$ 9,718,915	$ 49,000		$ 53,000
Repaid outstanding principal		$ 106,000
Prepaid principal due		1,598
Prepaid principal due balance		47,402
Outstanding loan		596	₽ 34,400
Related party loans				155,989
Accrued interest		$ 33,000		$ 4,328,407
Forecast [Member]
Notes Payable – Related Party (Details) [Line Items]
Interest rate									9.00%
Accrued interest						$ 53,000		$ 53,000
Payment of accrued interest	$ 49,000